Income Taxes - Schedule of deferred income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Income taxes paid (refund) [abstract]
Origination and reversal of temporary differences	$ (215,230)	$ (14,659)
Difference between statutory tax rate and deferred tax rate	4,843	(249)
Change in temporary difference for which no deferred tax assets are recorded	171,565	14,489
Deferred income tax recovery	$ (38,822)	$ (419)